INCOME TAXES (Details Textual)	Mar. 31, 2018 USD ($)
Canada [Member]
Operating Loss Carryforwards	$ 9,491,200
UNITED STATES | Parent Company [Member]
Operating Loss Carryforwards	6,319,925
UNITED STATES | Subsidiaries [Member]
Operating Loss Carryforwards	$ 11,788,800